UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10347

Nuveen California Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
	May 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 143.2% (99.1% of Total Investments)

	MUNICIPAL BONDS – 143.2% (99.1% of Total Investments)

	Consumer Staples – 7.9% (5.5% of Total Investments)
$ 2,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B+	$ 2,235,000
	Angeles County Securitization Corporation, Series 2006A, 5.650%, 6/01/41
415	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	8/15 at 100.00	BBB+	414,344
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
16,685	5.000%, 6/01/33	6/17 at 100.00	B	13,958,170
6,625	5.750%, 6/01/47	6/17 at 100.00	B	5,684,316
6,265	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	5,160,731
	Bonds, Series 2007A-2, 5.300%, 6/01/37
32,490	Total Consumer Staples			27,452,561
	Education and Civic Organizations – 3.3% (2.3% of Total Investments)
135	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	135,711
	2005A, 5.000%, 10/01/35
2,160	California Educational Facilities Authority, Revenue Bonds, University of San Francisco,	10/21 at 100.00	A2	2,630,081
	Series 2011, 6.125%, 10/01/36
850	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education –	6/22 at 102.00	N/R	965,235
	Multiple Projects, Series 2014A , 7.250%, 6/01/43
2,750	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for	11/24 at 100.00	AA	3,054,013
	Research on Aging, Series 2014, 5.000%, 11/15/44 – AGM Insured
1,300	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	1,522,313
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
3,100	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa1	3,169,316
	5.000%, 9/01/34
10,295	Total Education and Civic Organizations			11,476,669
	Health Care – 27.5% (19.1% of Total Investments)
5,640	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Sharp	8/23 at 100.00	AA–	6,236,486
	HealthCare, Series 2014A, 5.000%, 8/01/43
610	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	681,486
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
670	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	748,310
	Series 2014A, 5.000%, 10/01/38
1,320	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	1,469,833
	Series 2014B, 5.000%, 10/01/44
1,445	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	AA–	1,605,005
	San Diego, Series 2011, 5.250%, 8/15/41
1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/19 at 100.00	AA–	2,027,332
	Series 2009A, 5.750%, 7/01/39
3,530	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	4,197,205
	6.000%, 8/15/42
3,735	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	No Opt. Call	AA–	4,493,429
	Bond Trust 2015-XF0061, 18.557%, 5/15/16 (IF)
3,850	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	3,856,622
	West, Series 2005A, 5.000%, 3/01/35
1,625	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/18 at 100.00	AA	1,726,156
	West, Series 2007B, 5.000%, 3/01/37 – AGC Insured
1,335	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial	7/24 at 100.00	A	1,468,420
	Hospital, Refunding Series 2014B, 5.000%, 7/01/44
1,000	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	1,095,900
	Series 2012A, 5.000%, 4/01/42
1,594	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA	2,060,650
	System, Trust 2554, 18.458%, 7/01/47 – AGM Insured (IF)
8,875	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	10,552,464
	2011A, 6.000%, 8/15/42
4,500	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/17 at 100.00	AA	4,809,105
	Healthcare West, Insured Series 2008K, 5.500%, 7/01/41 – AGC Insured
2,330	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	CCC	2,114,801
	Health System, Series 2005A, 5.250%, 7/01/35
645	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	675,070
	Series 2001C, 5.250%, 8/01/31
3,860	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	4,315,480
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
5,600	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	AA–	6,737,472
	Option Bond Trust 3102, 18.645%, 11/15/46 (IF) (4)
4,000	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	4,368,320
	5.250%, 1/01/42
695	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BB	731,821
	6.500%, 11/01/29
1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	1,101,900
	6.750%, 11/01/39
7,650	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	8,158,496
	6.000%, 11/01/41
5,790	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	6,015,463
	Center, Series 2007A, 5.000%, 7/01/38
3,400	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	4,146,436
	7.500%, 12/01/41
8,760	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/23 at 100.00	AA–	10,193,662
	2013J, 5.250%, 5/15/31
85,224	Total Health Care			95,587,324
	Housing/Multifamily – 1.5% (1.0% of Total Investments)
1,990	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	2,195,786
	Series 2010A, 6.400%, 8/15/45
2,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	2,183,054
	Series 2012A, 5.500%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
125	5.250%, 8/15/39	8/24 at 100.00	BBB	135,928
340	5.250%, 8/15/49	8/24 at 100.00	BBB	368,767
325	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	329,898
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
4,800	Total Housing/Multifamily			5,213,433
	Housing/Single Family – 4.1% (2.8% of Total Investments)
	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Tender Option Bond
	Trust 3206:
10,180	9.286%, 8/01/25 (Alternative Minimum Tax) (IF)	2/16 at 100.00	A	10,187,533
3,805	9.665%, 2/01/29 (Alternative Minimum Tax) (IF)	2/17 at 100.00	A	3,838,484
115	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A	119,777
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
14,100	Total Housing/Single Family			14,145,794
	Industrials – 1.5% (1.0% of Total Investments)
5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	11/15 at 101.00	A–	5,145,650
	Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)
5,205	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	N/R	17,957
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)
10,205	Total Industrials			5,163,607
	Long-Term Care – 0.4% (0.2% of Total Investments)
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	A3	1,213,220
	2009, 8.000%, 11/01/29
	Tax Obligation/General – 15.2% (10.5% of Total Investments)
	California State, General Obligation Bonds, Refunding Various Purpose Series 2013:
1,260	5.000%, 2/01/29	No Opt. Call	AA–	1,446,392
1,710	5.000%, 2/01/31	No Opt. Call	AA–	1,945,279
3,150	California State, General Obligation Bonds, Various Purpose Refunding Series 2015,	2/25 at 100.00	AA–	3,646,724
	5.000%, 8/01/32
	California State, General Obligation Bonds, Various Purpose Series 2009:
3,040	6.000%, 11/01/39	11/19 at 100.00	AA–	3,646,267
3,500	5.500%, 11/01/39	11/19 at 100.00	AA–	4,049,675
	California State, General Obligation Bonds, Various Purpose Series 2010:
1,960	5.500%, 3/01/40	3/20 at 100.00	AA–	2,285,144
1,000	5.250%, 11/01/40	11/20 at 100.00	AA–	1,167,880
	California State, General Obligation Bonds, Various Purpose Series 2011:
1,770	5.250%, 10/01/28	No Opt. Call	AA–	2,059,271
4,000	5.000%, 9/01/31	No Opt. Call	AA–	4,529,800
4,315	5.000%, 10/01/41	10/21 at 100.00	AA–	4,812,261
3,230	California State, General Obligation Bonds, Various Purpose Series 2012, 5.250%, 2/01/29	2/22 at 100.00	AA–	3,748,964
2,465	California State, General Obligation Bonds, Various Purpose Series 2013, 5.000%, 4/01/37	4/23 at 100.00	AA–	2,774,012
15	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG	12/15 at 100.00	AA	15,046
	Insured (Alternative Minimum Tax)
1,120	Oxnard School District, Ventura County, California, General Obligation Bonds, Election 2012	8/23 at 100.00	AA	1,240,971
	Series 2013B, 5.000%, 8/01/43 – AGM Insured
4,385	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	8/23 at 100.00	Aa2	4,858,624
	Bonds, Refunding Election 2012 Series 2013A, 5.000%, 8/01/43
2,115	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	9/21 at 100.00	AA+	2,372,099
	Election 2010 Series 2011A, 5.000%, 9/01/42
5,530	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/37 at 100.00	AA	4,241,676
	Election 2008 Series 2011D, 0.000%, 8/01/50 – AGM Insured
	Washington Township Health Care District, Alameda County, California, General Obligation
	Bonds, 2012 Election Series 2013A:
1,535	5.500%, 8/01/38	8/24 at 100.00	Aa3	1,813,633
1,750	5.500%, 8/01/40	8/24 at 100.00	Aa3	2,060,048
47,850	Total Tax Obligation/General			52,713,766
	Tax Obligation/Limited – 44.5% (30.8% of Total Investments)
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &
	Rehabilitation, Series 2013G:
5,690	5.250%, 9/01/30	9/23 at 100.00	A+	6,701,739
7,135	5.250%, 9/01/32	9/23 at 100.00	A+	8,346,380
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &
	Rehabilitation, Various Correctional Facilities Series 2013F:
1,685	5.250%, 9/01/31	9/23 at 100.00	A+	1,977,836
1,450	5.250%, 9/01/33	9/23 at 100.00	A+	1,691,556
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A+	1,174,870
	2009G-1, 5.750%, 10/01/30
2,260	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A+	2,600,446
	2010A-1, 5.750%, 3/01/30
715	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA–	722,400
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,160	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A	2,206,958
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,445	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	10/15 at 100.00	A–	1,458,410
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
3,500	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons,	9/15 at 100.00	N/R	3,525,550
	Series 2005, 6.300%, 9/01/31
15,750	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	17,310,824
	Asset-Backed Revenue Bonds, Series 2015A, 5.000%, 6/01/40
1,310	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	1,359,728
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
330	5.000%, 9/01/26	9/16 at 100.00	N/R	335,640
760	5.125%, 9/01/36	9/16 at 100.00	N/R	772,251
680	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	699,489
	Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35
1,310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	1,316,314
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
2,615	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA	2,879,193
	Capital Facilities Project II, Series 2012, 5.000%, 8/01/42
725	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	908,266
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
270	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	325,688
	Project, Series 2011, 6.750%, 9/01/40
11,165	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 1,	10/15 at 100.00	AA–	11,223,170
	Refunding Series 2002, 5.100%, 4/01/30 – NPFG Insured
295	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	320,113
	2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
1,810	5.250%, 9/01/30	9/23 at 100.00	N/R	1,953,099
1,620	5.750%, 9/01/39	9/23 at 100.00	N/R	1,770,287
2,760	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/15 at 100.00	N/R	2,764,664
2,185	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	2,397,601
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
3,250	Pomona Public Financing Authority, California, Revenue Refunding Bonds, Merged Redevelopment	8/15 at 100.00	AA–	3,254,485
	Projects, Series 2001AD, 5.000%, 2/01/27 – NPFG Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
10,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	1,506,400
10,025	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	1,415,330
3,500	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds,	9/24 at 100.00	AA	4,019,190
	Rancho Redevelopment Project, Series 2014, 5.000%, 9/01/30
865	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	980,192
	2011A, 5.750%, 9/01/30
3,375	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215	10/20 at 100.00	BBB+	3,948,581
	Corridor Redevelopment Project Area, Series 2010E, 6.500%, 10/01/40
155	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	191,258
	Area, Series 2011B, 6.500%, 10/01/25
	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill
	Crest, Series 2012:
990	5.000%, 9/01/29	9/22 at 100.00	N/R	1,083,040
2,615	5.000%, 9/01/35	9/22 at 100.00	N/R	2,819,650
5,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/24 at 100.00	AAA	5,663,250
	Series 2014A, 5.000%, 4/01/44
14,505	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	8/15 at 100.00	AA	14,559,104
	Project, Series 2001A, 5.000%, 9/01/26 – AGM Insured
330	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	354,433
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
125	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	151,264
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
125	7.000%, 8/01/33	2/21 at 100.00	BBB+	150,490
160	7.000%, 8/01/41	2/21 at 100.00	BBB+	192,627
1,160	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	1,249,854
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
1,500	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	1,608,150
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
6,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 1	8/15 at 102.00	A	6,133,800
	and 3, Series 2005A, 5.000%, 8/01/34 – AMBAC Insured
215	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	243,167
	7.000%, 10/01/26
8,710	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera	8/15 at 100.00	BBB+	8,774,628
	Ranch, Series 2005A, 5.000%, 8/15/32 – AMBAC Insured
1,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%,	8/15 at 100.00	AA–	1,499,910
	9/01/34 – FGIC Insured
1,415	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/15 at 101.00	N/R	1,418,269
	District 03-02 Roripaugh, Series 2006, 5.450%, 9/01/26
1,165	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing	8/21 at 100.00	A	1,455,446
	Bonds Series 2011A, 7.000%, 8/01/39
	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment
	Project 1, Police Facility Subordinate Series 2009:
7,500	6.250%, 11/01/39	11/19 at 100.00	AA	8,850,000
5,000	5.750%, 11/01/45	11/19 at 100.00	AA	5,778,600
370	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	448,825
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
160,180	Total Tax Obligation/Limited			154,492,415
	Transportation – 10.7% (7.4% of Total Investments)
3,705	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	4,163,012
	2013S-4, 5.250%, 4/01/48
3,425	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BB+	4,077,428
	Refunding Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
7,560	5.750%, 1/15/46	1/24 at 100.00	BBB–	8,768,088
7,555	6.000%, 1/15/53	1/24 at 100.00	BBB–	8,840,257
	Los Angeles Harbors Department, California, Revenue Bonds, Series 2014C:
1,160	5.000%, 8/01/34	8/24 at 100.00	AA	1,335,740
1,865	5.000%, 8/01/36	8/24 at 100.00	AA	2,139,528
4,610	5.000%, 8/01/44	8/24 at 100.00	AA	5,210,084
2,350	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/29	No Opt. Call	A+	2,630,849
	(Alternative Minimum Tax)
32,230	Total Transportation			37,164,986
	U.S. Guaranteed – 5.6% (3.9% of Total Investments) (6)
1,690	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (6)	1,755,758
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
200	5.000%, 11/01/21 (Pre-refunded 11/02/15)	11/15 at 100.00	A2 (6)	203,782
1,000	5.000%, 11/01/30 (Pre-refunded 11/02/15)	11/15 at 100.00	A2 (6)	1,017,240
3,435	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	AA+ (6)	3,690,495
	System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA (6)	919,806
	5.000%, 4/01/36 (Pre-refunded 4/01/16) – NPFG Insured
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	AA (6)	1,049,680
	8/01/37 (Pre-refunded 8/01/17) – RAAI Insured
2,950	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB– (6)	3,485,160
	2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
1,500	5.000%, 9/01/26 (Pre-refunded 9/01/15) – SYNCORA GTY Insured	9/15 at 100.00	N/R (6)	1,518,045
1,285	5.125%, 9/01/31 (Pre-refunded 9/01/15) – SYNCORA GTY Insured	9/15 at 100.00	N/R (6)	1,300,870
2,330	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A,	12/21 at 100.00	N/R (6)	2,936,359
	6.000%, 12/01/40 (Pre-refunded 12/01/21)
240	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,	9/15 at 101.00	N/R (6)	243,845
	Series 2006D, 5.000%, 9/01/33 (Pre-refunded 9/01/15)
1,345	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (6)	1,485,485
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) –
	AMBAC Insured
17,865	Total U.S. Guaranteed			19,606,525
	Utilities – 5.9% (4.1% of Total Investments)
3,815	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	4,264,750
	2007A, 5.000%, 11/15/35
14,505	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	AA–	16,100,260
	2012B, 5.000%, 7/01/43
18,320	Total Utilities			20,365,010
	Water and Sewer – 15.1% (10.5% of Total Investments)
	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost
	Recovery Prepayment Program, Series 2013A:
2,000	5.000%, 10/01/27	4/23 at 100.00	AA–	2,345,700
3,000	5.000%, 10/01/29	4/23 at 100.00	AA–	3,489,030
3,000	5.000%, 10/01/34	4/23 at 100.00	AA–	3,407,250
8,840	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon	No Opt. Call	Baa3	9,274,928
	Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative
	Minimum Tax)
5,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/25 at 100.00	AAA	5,939,700
	System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/31
3,000	East Valley Water District Financing Authority, California, Refunding Revenue Bonds, Series	10/20 at 100.00	AA–	3,290,730
	2010, 5.000%, 10/01/40
1,125	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA	1,147,871
	10/01/36 – AGM Insured
2,355	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2012B,	No Opt. Call	AA	2,645,701
	5.000%, 7/01/37
11,970	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2014A,	7/24 at 100.00	AA	13,536,274
	5.000%, 7/01/44
	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien
	Series 2013A:
1,245	5.000%, 6/01/34	6/23 at 100.00	AA	1,417,246
5,355	5.000%, 6/01/35	6/23 at 100.00	AA	6,075,515
46,890	Total Water and Sewer			52,569,945
$ 481,449	Total Long-Term Investments (cost $457,715,702)			497,165,255

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.3% (0.9% of Total Investments)

	MUNICIPAL BONDS – 1.3% (0.9% of Total Investments)

	Health Care – 1.3% (0.9% of Total Investments)
$ 3,610	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 3,618,916
	Health System, Series 2014A, 6.000%, 7/10/15 (7)
350	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	350,865
	Health System, Series 2014B, 6.000%, 7/10/15 (7)
530	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	531,309
	Health System, Series 2014C, 6.000%, 7/10/15 (7)
$ 4,490	Total Short-Term Investments (cost $4,490,000)			4,501,090
	Total Investments (cost $462,205,702) – 144.5%			501,666,345
	Floating Rate Obligations – (0.2)%			(845,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (46.1)% (8)			(160,000,000)
	Other Assets Less Liabilities – 1.8%			6,323,470
	Net Assets Applicable to Common Shares – 100%			$ 347,144,815

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s ssumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$497,165,255	$ —	$497,165,255
Short-Term Investments:
Municipal Bonds	—	—	4,501,090	4,501,090
Total	$ —	$497,165,255	$4,501,090	$501,666,345

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Short-Term
Municipal Bonds
Balance at the beginning of period	$4,528,300
Gains (losses):
Net realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(27,210)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers into	—
Transfers out of	—
Balance at the end of period	$4,501,090

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:

	Market		Unobservable
	Value	Techniques	Inputs	Range
Short-Term Municipal Bonds	$4,501,090	Discounted	Municipal BBB	1% - 4%
		Cash Flow	Benchmark
B-Rated
Hospital Sector

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments was $460,547,065.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$46,844,272
Depreciation	(6,569,992)
Net unrealized appreciation (depreciation) of investments	$40,274,280

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.9%.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2015